Income taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income taxes
Schedule of tax benefit/(expense)

	For the year ended	For the year ended	For the year ended
	December 31, 2009	December 31, 2010	December 31, 2011
Current tax	(29,671)	(289,522)	(63,410)
Deferred tax	21,672	36,815	5,587
	(7,999)	(252,707)	(57,823)

Schedule of components of deferred tax assets

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Deferred tax assets:
Temporary differences:
Pre-operating expenses	12,200	3,841
Amortization of intangible assets	413	281
Accrued warranty costs	4,655	11,333
Accrued expenses	24,992	13,009
Net loss carried forward	40,700	111,883
Depreciation of property, plant and equipment	45,754	41,896
Inventory write-down and idle capacity charges	18,995	32,821
Allowance for doubtful accounts	1,008	4,427
Allowance for advance to suppliers	13,180	14,123
Impairment loss on property, plant and equipment	10,368	62,304
Others	2,690	9,628
Deferred tax assets	174,955	305,546
Deferred tax liabilities:
Temporary differences:
Capitalized interest	(11,914)	(10,691)
Deferred tax liabilities	(11,914)	(10,691)
Less: valuation allowance	(76,174)	(202,235)
Deferred tax assets-net	86,867	92,620

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB

Deferred tax assets are analyzed as:
Current	45,890	39,851
Non-Current	50,073	63,460
	95,963	103,311
Deferred tax liability are analyzed as:
Current	(998)	—
Non-Current	(8,098)	(10,691)
	(9,096)	(10,691)
	86,867	92,620

Schedule of movement of the valuation allowance for deferred tax assets

	As of December 31,	As of December 31,	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB
Balance at beginning of the year	13,417	48,990	76,174
Allowance made during the year	35,573	27,184	126,061
Reversals	—	—	—
Balance at end of the year	48,990	76,174	202,235

Schedule of reconciliation between provision for income tax

	For the year ended	For the year ended	For the year ended
	December 31, 2009	December 31, 2010	December 31, 2011
PRC enterprise income tax	(25)%	25%	(25)%
Effect of permanent differences:
Share based compensation and other permanent difference	13.1%	1.2%	3.68%
Tax credit associated with domestic fixed asset purchases	(6.7)%	0%	0%
Effect of tax holiday and tax differential of certain subsidiaries	(22.6)%	(11.5)%	(6.09)%
Effect of tax rate change (1), (2)	13.3%	(0.4)%	15.29%
Valuation allowance	32.1%	(1.8)%	23.54%
	4.2%	12.5%	11.42%

(1)          Effect of tax rate change decreased from 13.3% in 2009 to (0.4%) in 2010, which mainly related to that JA Fengxian and JA Yangzhou were entitled to tax exemption holiday for 2008 and 2009, and 50% income tax reduction from 2010.

(2)          Effect of tax rate change increased from (0.4%) in 2010 to 15.29% in 2011, which mainly due to that JA Yangzhou and Jing Hai Yang Semiconductor Materials are entitled to preferential income tax rate of 15% for 2011, 2012, and 2013.  Such enacted rate applicable for future years is used in deferred tax calculation for those two entities.

Schedule of aggregate amount and per share effect of tax holiday

	For the year ended	For the year ended	For the year ended
	December 31, 2009	December 31, 2010	December 31, 2011
The aggregate dollar effect	86,710	274,886	6,290
Per share effect-basic	0.54	1.69	0.04
Per share effect-diluted	0.54	1.61	0.04